General Information and Reorganization	12 Months Ended
Dec. 31, 2021
General Information And Reorganization [Line Items]
General Information and Reorganization
1.
General information, Reorganization and Significant Events of the year

1.1 General information

DLocal Limited (“dLocal” or the “Company”) is a holding company, referred to together with its subsidiaries as the “Group”. dLocal is a limited liability company. The Group was established on October 5, 2016, under the holding company dLocal Group Limited, domiciled and incorporated in Malta, and on April 14, 2021 it was reorganized under dLocal, domiciled and incorporated in the Cayman Islands. The Company is the ultimate controlling party of the Group. See detail of subsidiaries in Note 4: Consolidation of subsidiaries.

The Group processes online payment transactions through more than 700 payment methods on December 31, 2021 and 2020, enabling enterprise merchants located in developed economies (mainly United States, Europe and China) to get paid (“payins”) from customers in emerging markets and to make payments (“payouts”) to customers in emerging markets. As of the date of issuance of this Consolidated Financial Statements, the Group continued to focus on its expansion efforts bringing the total number of countries in the geographic network to 35.

In order to conduct its business, the Group has direct connections with banks, acquirers and payments processors to process payments locally in emerging markets. It also operates with financial institutions to expatriate/repatriate the funds to/from the developed economies where the merchant customers elect to settle their funds in the currency of their preference (mainly U.S. Dollar and Euro). These consolidated financial statements include dLocal’s subsidiaries and details of the structure are included under Note 4: Consolidation of subsidiaries.

The Group is licensed and regulated in the EU as an Electronic Money Issuer, or EMI, and Payment Institution, or PI, and registered as a Money Service Business with the Financial Crimes Enforcement Network of the U.S. Department of the Treasury, or FinCEN, and we operate and are licensed, as applicable, in more than 25 countries in emerging markets, primarily in the Americas, Asia and Africa.

In addition, the Group is subject to laws aimed at preventing money laundering, corruption and the financing of terrorism. This regulatory landscape is constantly changing, including as a consequence of the implementation of the Fourth Anti-Money Laundering Directive (Directive 2015/849/EU, “MLD4”) and the proposed amendments to the MLD4, often referred to as the fourth Anti-Money Laundering Directive.

As part of the requirements for maintaining its financial institution license, the subsidiary dLocal Limited is subject to externally imposed capital requirements by the regulator, which initially amounted to Euros 400 (USD 453). As at 31 December 2021 the subsidiary calculated its capital requirement at the level of Euros 530 (USD 600). As at 31 December 2021 Tier 1 Capital was temporarily short in respect of its regulatory capital requirement with an amount of USD 37,666. Such position will be rectified upon the signing of the subsidiary's financial statements, due to the fact that profits registered during the year ended 31 December 2021 will be verified as a result of the external audit of the financial statements of the subsidiary, and Tier 1 Capital post verification will be considered to be that of USD 4,621, which is in excess of the externally imposed minimum capital requirement of Euros 530 (USD 600).

1.2 Reorganization

On April 14, 2021, in a series of transactions as further described below, the owners of dLocal Group Limited completed the contribution of 100% of their respective interests in dLocal Group Limited, with par value 1.1211 U.S. Dollars per share, on a pro rata basis to a newly formed entity, dLocal, in exchange for 100% of the common shares of dLocal, with par value 1 U.S. Dollars per share with no additional consideration, is defined as the “Reorganization”. The purpose of the Reorganization was to facilitate the initial public offering of the Group. dLocal had no prior assets, holdings or operations.

In connection with the Reorganization, the Group amended its existing employee share incentive plan, the “2020 Global Share Incentive Plan”. In this context, all obligations of dLocal Group Limited under this plan (including award agreements issued thereunder) have been transferred to dLocal, and options to purchase ordinary shares of dLocal Group Limited have been converted into options to purchase ordinary shares of dLocal. The conversion was based on a ratio intended to maintain in all material respects the same, and in no event greater, economic benefit to optionees as provided under the plans in effect prior to the Reorganization.

Additionally, the written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares, whereby every share of capital stock of dLocal was converted into 500 shares, changing the par value of dLocal’s common shares from 1 U.S. Dollars to 0.002 U.S. Dollars. Therefore, dLocal increased total shares outstanding from 577,008 shares to 288,504,000 shares. Consequently the 2020 Global Share Incentive Plan was also amended to reflect such change in the par value of the common shares. References made to outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this stock split.

The Reorganization was limited to entities which were all under the control of the same shareholder group and was implemented in part to facilitate the IPO, it did not qualify as a business combination under common control; rather, it was a Reorganization of the capital of dLocal Group Limited, the existing organization. Therefore, all financial and other information herein relating to December 2020 and 2019 are presented using the historical values from the consolidated financial statements of dLocal Group Limited. However, the issued share capital reflects that of Dlocal as of the Reorganization date.

1.3 Significant events during the year

a) Filing of Form S-8

Effective November 26, 2021, the Company filed a Form S-8 with the SEC, which allows dlocal to register securities it offers as part of its employee benefit plan.

b) Secondary offering

On October 25, 2021 the Company announced the closing of an underwritten public offering of 17,000,000 Class A common shares which were sold by certain selling shareholders at a public offering price of USD 52.25 per share. The offering was made pursuant to a registration statement on Form F-1 filed with the U.S. Securities and Exchange Commission (“SEC”). This public offering was secondary for which the Company did not receive any cash in exchange of shares.

In connection with the offering, the selling shareholders have granted the underwriters the option to purchase up to 2,550,000 additional Class A common shares at the public offering price less the underwriting discounts and commissions.

See Note 8.iv).

c) Warrant exercise

On September 2, 2021 a holder of warrants exercised its net issuance right resulting in a net issuance on September 7, 2021 of 2,112,676 shares at a Fair Market Value of U.S. Dollars 65.14 per share, calculated using the average price of 5 business days before the exercise date.

d) Initial Public Offering (IPO)

On June 3, 2021, the Company successfully completed an initial public offering of its shares on the Nasdaq Global Select Market. The Company issued 4,411,765 shares, at a price of 21 U.S. Dollars per share prior to the underwriting discount of 6%. In addition, on June 3, 2021 the over-allotment option was exercised by the underwriters of the initial public offering on a secondary offering.

e) Acquisition of certain assets from PrimeiroPay

On March 11, 2021, dLocal signed a contract to acquire certain assets (mainly merchant agreements) from Primeiropay S.A.R.L and PrimeiroPay Technology GmbH (“Primeiropay”) in accordance to the Transfer of a Going Concern Agreement signed between the parties. The purchase of this acquisition of assets amounted to 40 million U.S. Dollars, of which 1.33 million U.S. Dollars is contingent consideration (subject to the achievement of the “earn-out”) and 38.67 million U.S. Dollars was an immediate cash consideration, with an effective date of April 1, 2021. On August 31, 2021 the earn-out period finalized and the earn-out conditions were not achieved. However, the merchant contracts migration from Primeiropay to Dlocal is in progress, as a consequence the recognized contingent liability, capped in USD 665 thousands, is expected to be paid conditioned to finalizing the migration process estimated during 2022.

Primeiropay is an international payment service provider that delivers payment services for international merchants that want to accept payments from their international customers without setting up a local entity through processing all cards and payment methods domestically in local currencies. The concentration test outlined on IFRS 3 was met and therefore the transaction was classified as an asset acquisition. For further details refer to Note 20: Intangible assets.

f) Loan related to Employee share purchase plan (ESPP)

In November 2020 dLocal Group Limited signed a non-recourse “Loan Agreement” with two officers to fund the acquisition of shares under the ESPP.

During March and April 2021, dLocal received payments for USD 31,644 (equivalent to 15,459,000 common shares) that were considered as the collection of the exercise price of the options under the ESPP for the issuance of shares. Therefore, dLocal recognized for such collections the cash inflow against equity. As of the date of issuance of this Consolidated Financial Statements, the loan and the corresponding accrued interest had been fully repaid.

g) Coronavirus pandemic

As of the date of these Consolidated Financial Statements, the impact of the COVID-19 pandemic on our operations has had a different impact across our different product offerings and the different verticals the Group serves, with certain industries benefiting from increased adoption (e.g., retail, streaming, gaming, social media) while others suffering initially from decreased usage (e.g., travel, ride hailing), however subsequently recovered to its pre pandemic volumes.

The Group business has far exhibited a net benefit from the shift from in-store shopping and traditional payment methods towards e-commerce and digital payments (and overall higher exposure to online industries benefiting from increased adoption), the ultimate extent to which the COVID-19 pandemic impacts dLocal’s business, financial condition, and results of operations will depend on future developments, which are highly uncertain, difficult to predict, and subject to change, including, but not limited to, the duration, scope, severity, and geographic spread of the outbreak, its impact on the global economy, actions taken to contain or limit the impact of COVID-19, such as the availability of vaccines or treatments, geographic variation in how countries and states are handling the pandemic, the appearance of new variants of the virus, and how quickly and to what extent normal economic and operating conditions may potentially resume.

The Group continues to believe that even if the pandemic may adversely affect the Group in the short-term, in the long-term the Group’s assets will be preserved and consequently the going concern basis applied to these financial statements is still applicable.